UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act File number: 811-22998

CSOP ETF TRUST

on behalf of the following series:

CSOP FTSE China A50 ETF

CSOP MSCI China A International Hedged ETF

(Exact name of Registrant as specified in charter)

2801-2803, Two Exchange Square,

8 Connaught Place, Central

Hong Kong

(Address of principal executive offices)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5688

Date of fiscal year end: September 30

 Date of reporting period: June 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULES OF INVESTMENTS

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

	Shares	Market Value
Common Stocks - 99.3%
China - 99.3%
Agriculture - 0.3%
Wens Foodstuffs Group Co. Ltd. Class A	5,900	$30,813

Auto Manufacturers - 1.2%
SAIC Motor Corp. Ltd. Class A	37,789	140,339

Banks - 32.0%
Agricultural Bank of China Ltd. Class A	533,600	279,764
Bank of Beijing Co. Ltd. Class A	176,872	152,237
Bank of China Ltd. Class A	293,600	159,920
Bank of Communications Co. Ltd. Class A	278,800	248,495
China CITIC Bank Corp. Ltd. Class A	37,938	32,986
China Construction Bank Corp. Class A	125,400	135,877
China Everbright Bank Co. Ltd. Class A	194,100	107,702
China Merchants Bank Co. Ltd. Class A	163,810	858,372
China Minsheng Banking Corp. Ltd. Class A	385,184	356,218
Industrial & Commercial Bank of China Ltd. Class A	300,400	257,685
Industrial Bank Co. Ltd. Class A	192,932	513,916
Ping An Bank Co. Ltd. Class A	100,424	201,540
Shanghai Pudong Development Bank Co. Ltd. Class A	200,281	340,688
		3,645,400

Beverages - 12.4%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	6,100	107,993
Kweichow Moutai Co. Ltd. Class A	6,147	880,912
Wuliangye Yibin Co. Ltd. Class A	24,500	420,860
		1,409,765

Building Materials - 1.3%
Anhui Conch Cement Co. Ltd. Class A	24,100	145,660

Coal - 0.7%
China Shenhua Energy Co. Ltd. Class A	27,567	81,821

Commercial Services - 0.4%
Shanghai International Port Group Co. Ltd. Class A	42,000	41,716

Diversified Financial Services - 4.4%
CITIC Securities Co. Ltd. Class A	108,246	375,358
Guotai Junan Securities Co. Ltd. Class A(a)	46,100	123,200
		498,558

Electric - 1.3%
China Yangtze Power Co. Ltd. Class A(a)	55,200	143,902

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) – (continued)

June 30, 2019

	Shares	Market Value
Electrical Components & Equipment - 0.3%
Contemporary Amperex Technology Co. Ltd. Class A(a)	3,100	$31,098

Electronics - 1.4%
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	39,463	158,511

Engineering & Construction - 2.7%
China Communications Construction Co. Ltd. Class A	19,600	32,313
China Railway Construction Corp. Ltd. Class A	52,900	76,657
China State Construction Engineering Corp. Ltd. Class A	233,860	195,838
		304,808

Food - 3.5%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,800	58,109
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	69,600	338,657
		396,766

Healthcare-Products - 0.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,700	40,406

Home Furnishings - 7.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	59,300	474,998
Midea Group Co. Ltd. Class A	43,290	326,960
		801,958

Insurance - 17.5%
China Life Insurance Co. Ltd. Class A	20,345	83,912
China Pacific Insurance Group Co. Ltd. Class A	35,017	186,194
New China Life Insurance Co. Ltd. Class A	9,146	73,300
Ping An Insurance Group Co. of China Ltd. Class A	128,225	1,654,739
		1,998,145

Iron/Steel - 0.6%
Baoshan Iron & Steel Co. Ltd. Class A	73,200	69,294

Machinery-Diversified - 0.1%
360 Security Technology, Inc. Class A(a)	5,500	17,125

Miscellaneous Manufacturer - 1.1%
CRRC Corp. Ltd. Class A	103,730	122,216

Oil & Gas - 1.4%
China Petroleum & Chemical Corp. Class A	133,100	106,033
PetroChina Co. Ltd. Class A	56,400	56,512
		162,545

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (unaudited) - (concluded)

June 30, 2019

	Shares	Market Value
Pharmaceuticals - 2.4%
Jiangsu Hengrui Medicine Co. Ltd. Class A	28,352	$272,522

Real Estate - 5.5%
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A(a)	28,600	87,053
China Vanke Co. Ltd. Class A	90,100	364,922
Poly Developments & Holdings Group Co. Ltd. Class A	95,500	177,471
		629,446

Telecommunications - 1.0%
China United Network Communications Ltd. Class A	106,000	95,096
Foxconn Industrial Internet Co. Ltd. Class A	15,600	27,377
		122,473

Transportation - 0.4%
SF Holding Co. Ltd. Class A	9,886	48,895

Total Common Stocks (Cost $8,729,951)		11,314,182

Total Investments -99.3% (Cost $8,729,951)		11,314,182
Other assets in excess of liabilities - 0.7%		75,483
Net Assets - 100.0%		$11,389,665

(a) Non-income producing security.

Summary of Investments by Sector^
Financials	53.9%
Consumer Staples	16.1
Consumer Discretionary	8.3
Real Estate	5.5
Industrials	4.8
Health Care	2.8
Energy	2.1
Materials	1.9
Information Technology	1.8
Utilities	1.3
Communication Services	0.8
Other assets in excess of liabilities	0.7
100.0%

^   As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2019

	Shares	Market Value
Common Stocks - 93.4%
China - 93.4%
Advertising - 0.2%
Focus Media Information Technology Co. Ltd. Class A(a)	4,440	$3,421

Aerospace/Defense - 0.4%
AECC Aviation Power Co. Ltd. Class A	700	2,315
AVIC Aircraft Co. Ltd. Class A	1,400	3,211
		5,526

Agriculture - 1.4%
Beijing Dabeinong Technology Group Co. Ltd. Class A	1,800	1,387
Muyuan Foodstuff Co. Ltd. Class A	1,080	9,247
New Hope Liuhe Co. Ltd. Class A	2,100	5,312
Tongwei Co. Ltd. Class A	1,800	3,686
		19,632

Airlines - 0.9%
Air China Ltd. Class A	1,600	2,230
China Eastern Airlines Corp. Ltd. Class A	3,700	3,379
China Southern Airlines Co. Ltd. Class A	3,800	4,272
Spring Airlines Co. Ltd. Class A	400	2,622
		12,503

Auto Manufacturers - 1.6%
BYD Co. Ltd. Class A	700	5,171
Chongqing Changan Automobile Co. Ltd. Class A	2,000	1,931
SAIC Motor Corp. Ltd. Class A	3,500	12,998
Zhengzhou Yutong Bus Co. Ltd. Class A	1,200	2,275
		22,375

Auto Parts & Equipment - 1.0%
Fuyao Glass Industry Group Co. Ltd. Class A	1,100	3,642
Huayu Automotive Systems Co. Ltd. Class A	1,100	3,460
Wanxiang Qianchao Co. Ltd. Class A	1,440	1,254
Weichai Power Co. Ltd. Class A	3,200	5,728
		14,084

Banks - 18.7%
Agricultural Bank of China Ltd. Class A	32,400	16,987
Bank of Beijing Co. Ltd. Class A	8,640	7,437
Bank of China Ltd. Class A	21,200	11,547
Bank of Communications Co. Ltd. Class A	18,700	16,667
Bank of Guiyang Co. Ltd. Class A	1,680	2,116
Bank of Jiangsu Co. Ltd. Class A	5,200	5,498
Bank of Nanjing Co. Ltd. Class A	4,536	5,457
Bank of Ningbo Co. Ltd. Class A	2,730	9,638
Bank of Shanghai Co. Ltd. Class A	4,780	8,249

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Banks - 18.7% (continued)
China CITIC Bank Corp. Ltd. Class A	2,600	$2,261
China Construction Bank Corp. Class A	5,100	5,526
China Everbright Bank Co. Ltd. Class A	18,900	10,487
China Merchants Bank Co. Ltd. Class A	10,500	55,021
China Minsheng Banking Corp. Ltd. Class A	15,960	14,760
Huaxia Bank Co. Ltd. Class A(a)	5,040	5,652
Industrial & Commercial Bank of China Ltd. Class A	23,200	19,901
Industrial Bank Co. Ltd. Class A	10,600	28,235
Ping An Bank Co. Ltd. Class A	8,160	16,376
Shanghai Pudong Development Bank Co. Ltd. Class A	12,584	21,406
		263,221

Beverages - 10.1%
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	700	12,393
Kweichow Moutai Co. Ltd. Class A	600	85,984
Luzhou Laojiao Co. Ltd. Class A	600	7,063
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	400	4,022
Tsingtao Brewery Co. Ltd. Class A	400	2,909
Wuliangye Yibin Co. Ltd. Class A	1,700	29,203
		141,574

Biotechnology - 0.2%
Hualan Biological Engineering, Inc. Class A	720	3,197

Building Materials - 1.4%
Anhui Conch Cement Co. Ltd. Class A	2,100	12,692
BBMG Corp. Class A	3,800	2,081
Beijing New Building Materials PLC Class A	800	2,113
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,500	2,252
		19,138

Chemicals - 1.0%
China Hainan Rubber Industry Group Co. Ltd. Class A	2,200	1,650
Qinghai Salt Lake Industry Co. Ltd. Class A(a)	900	807
Rongsheng Petro Chemical Co. Ltd. Class A	1,500	2,635
Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,200	2,405
Tianqi Lithium Corp. Class A	500	1,841
Zhejiang Longsheng Group Co. Ltd. Class A	1,800	4,134
		13,472

Coal - 0.9%
China Shenhua Energy Co. Ltd. Class A	2,200	6,530
Shaanxi Coal Industry Co. Ltd. Class A	2,300	3,095
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,600	1,850
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,700	1,500
		12,975

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Commercial Services - 0.4%
Ningbo Zhoushan Port Co. Ltd. Class A	4,100	$2,621
Shanghai International Port Group Co. Ltd. Class A	3,300	3,278
		5,899

Computers - 1.7%
Aisino Corp. Class A	1,000	3,357
BOE Technology Group Co. Ltd. Class A	16,100	8,066
Dawning Information Industry Co. Ltd. Class A	420	2,147
DHC Software Co. Ltd. Class A	1,400	1,425
Inspur Electronic Information Industry Co. Ltd. Class A	650	2,259
Newland Digital Technology Co. Ltd. Class A	900	2,214
Unisplendour Corp. Ltd. Class A	420	1,667
Venustech Group, Inc. Class A	800	3,134
		24,269

Distribution/Wholesale - 0.2%
Liaoning Cheng Da Co. Ltd. Class A	800	1,694
Shanghai Jahwa United Co. Ltd. Class A	400	1,815
		3,509

Diversified Financial Services - 6.9%
Anxin Trust Co. Ltd. Class A(a)	2,376	1,748
Changjiang Securities Co. Ltd. Class A	2,600	2,957
China Merchants Securities Co. Ltd. Class A	2,800	6,969
CITIC Securities Co. Ltd. Class A	4,700	16,298
Dongxing Securities Co. Ltd. Class A	900	1,557
Everbright Securities Co. Ltd. Class A	1,600	2,661
Founder Securities Co. Ltd. Class A	4,400	4,556
GF Securities Co. Ltd. Class A	2,800	5,603
Guosen Securities Co. Ltd. Class A	2,200	4,216
Guotai Junan Securities Co. Ltd. Class A(a)	3,400	9,086
Guoyuan Securities Co. Ltd. Class A	1,650	2,203
Haitong Securities Co. Ltd. Class A	3,900	8,060
Huatai Securities Co. Ltd. Class A	2,600	8,452
Industrial Securities Co. Ltd. Class A	3,560	3,494
Orient Securities Co. Ltd. Class A	2,700	4,200
Shanxi Securities Co. Ltd. Class A(a)	1,200	1,416
Shenwan Hongyuan Group Co. Ltd. Class A	8,910	6,501
Sinolink Securities Co. Ltd. Class A	1,600	2,265
SooChow Securities Co. Ltd. Class A(a)	1,300	1,941
Western Securities Co. Ltd. Class A(a)	1,600	2,349
		96,532

Electric - 3.0%
China National Nuclear Power Co. Ltd. Class A	6,200	5,020
China Yangtze Power Co. Ltd. Class A(a)	5,900	15,381
GD Power Development Co. Ltd. Class A	8,500	3,145
Huadian Power International Corp. Ltd. Class A	4,400	2,416
Huaneng Power International, Inc. Class A	2,500	2,268

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Electric - 3.0% (continued)
SDIC Power Holdings Co. Ltd. Class A	3,600	$4,074
Shenergy Co. Ltd. Class A	2,500	2,188
Shenzhen Energy Group Co. Ltd. Class A	2,100	1,896
Sichuan Chuantou Energy Co. Ltd. Class A	2,300	2,981
Zhejiang Zheneng Electric Power Co. Ltd. Class A	4,700	3,025
		42,394

Electrical Components & Equipmet - 0.6%
AVIC Jonhon Optronic Technology Co. Ltd. Class A	507	2,471
Fangda Carbon New Material Co. Ltd. Class A(a)	1,192	2,133
TBEA Co. Ltd. Class A	1,900	2,006
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	1,430	2,589
		9,199

Electronics - 2.2%
GoerTek, Inc. Class A	1,600	2,072
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	4,150	16,669
Luxshare Precision Industry Co. Ltd. Class A	2,047	7,390
O-film Group Co. Ltd. Class A	1,250	1,427
Tunghsu Optoelectronic Technology Co. Ltd. Class A	1,800	1,347
Zhejiang Chint Electrics Co. Ltd. Class A	600	2,017
		30,922

Energy-Alternate Sources - 0.5%
Hubei Energy Group Co. Ltd. Class A	2,900	1,833
LONGi Green Energy Technology Co. Ltd. Class A	1,820	6,126
		7,959

Engineering & Construction – 3.0%
China Communications Construction Co. Ltd. Class A	1,200	1,978
China Gezhouba Group Co. Ltd. Class A(a)	2,400	2,178
China National Chemical Engineering Co. Ltd. Class A	2,700	2,367
China Railway Construction Corp. Ltd. Class A	5,200	7,535
China State Construction Engineering Corp. Ltd. Class A	16,940	14,186
Metallurgical Corp. of China Ltd. Class A	6,700	2,966
Power Construction Corp. of China Ltd. Class A(a)	4,000	3,082
Shanghai Construction Group Co. Ltd. Class A(a)	1	1
Shanghai International Airport Co. Ltd. Class A	500	6,101
Shanghai Tunnel Engineering Co. Ltd. Class A	1,700	1,562
		41,956

Environmental Control - 0.2%
Beijing Capital Co. Ltd. Class A	2,600	1,333
Tus-Sound Environmental Resources Co. Ltd. Class A(a)	560	961
		2,294

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Food - 2.9%
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,000	$15,292
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,200	4,350
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,000	14,597
Yonghui Superstores Co. Ltd. Class A	4,400	6,543
		40,782

Healthcare-Services - 0.2%
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A(a)	1,320	2,391

Holding Companies-Diversified - 0.3%
Avic Capital Co. Ltd. Class A	3,400	2,684
Zhejiang China Commodities City Group Co. Ltd. Class A	2,900	1,740
		4,424

Home Furnishings - 3.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	1,200	9,612
Haier Smart Home Co. Ltd. Class A(a)	2,900	7,302
Midea Group Co. Ltd. Class A	2,900	21,903
TCL Corp. Class A	5,900	2,861
		41,678

Insurance - 6.9%
China Life Insurance Co. Ltd. Class A	1,300	5,362
China Pacific Insurance Group Co. Ltd. Class A	2,500	13,293
Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,100	1,985
New China Life Insurance Co. Ltd. Class A	700	5,610
Ping An Insurance Group Co. of China Ltd. Class A	5,500	70,977
		97,227

Investment Companies - 0.2%
SDIC Capital Co. Ltd. Class A	1,300	2,653

Iron/Steel - 1.3%
Angang Steel Co. Ltd. Class A	3,510	1,938
Baoshan Iron & Steel Co. Ltd. Class A	8,824	8,353
Hesteel Co. Ltd. Class A(a)	5,700	2,482
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	18,060	4,445
Maanshan Iron & Steel Co. Ltd. Class A	3,000	1,490
		18,708

Leisure Time - 0.9%
China International Travel Service Corp. Ltd. Class A	1,000	12,911

Machinery-Construction & Mining - 1.2%
Sany Heavy Industry Co. Ltd. Class A	4,100	7,810
Shanghai Electric Group Co. Ltd. Class A	4,000	3,134
XCMG Construction Machinery Co. Ltd. Class A	3,800	2,469

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Machinery-Construction & Mining - 1.2% (continued)
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,400	$2,976
		16,389

Machinery-Diversified - 0.6%
China Shipbuilding Industry Group Power Co. Ltd. Class A	600	2,064
NARI Technology Co. Ltd. Class A(a)	2,300	6,244
		8,308

Media - 0.5%
China South Publishing & Media Group Co. Ltd. Class A	1,000	1,841
Chinese Universe Publishing & Media Group Co. Ltd. Class A	800	1,463
CITIC Guoan Information Industry Co. Ltd. Class A	2,000	1,171
Shanghai Oriental Pearl Group Co. Ltd. Class A	1,820	2,794
		7,269

Mining - 1.8%
China Molybdenum Co. Ltd. Class A	3,200	1,845
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,700	3,179
Ganfeng Lithium Co. Ltd. Class A(a)	450	1,536
Jiangxi Copper Co. Ltd. Class A	1,100	2,522
Shandong Gold Mining Co. Ltd. Class A(a)	700	4,197
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,800	1,229
Tongling Nonferrous Metals Group Co. Ltd. Class A	4,700	1,684
Zhejiang Huayou Cobalt Co. Ltd. Class A	546	1,695
Zhongjin Gold Corp. Ltd. Class A	1,888	2,824
Zijin Mining Group Co. Ltd. Class A(a)	7,500	4,118
		24,829

Miscellaneous Manufacturer - 1.2%
China Jushi Co. Ltd. Class A	1,560	2,165
CRRC Corp. Ltd. Class A	10,900	12,842
Jihua Group Corp. Ltd. Class A	2,100	1,196
		16,203

Oil & Gas - 1.1%
China Petroleum & Chemical Corp. Class A	13,100	10,436
PetroChina Co. Ltd. Class A	5,100	5,110
		15,546

Oil & Gas Services - 0.1%
Offshore Oil Engineering Co. Ltd. Class A	2,300	1,876

Pharmaceuticals - 4.1%
Beijing SL Pharmaceutical Co. Ltd. Class A(a)	400	1,372
Beijing Tongrentang Co. Ltd. Class A	800	3,379
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A(a)	500	2,136
Dong-E-E-Jiao Co. Ltd. Class A	400	2,320

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Pharmaceuticals - 4.1% (continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	600	$3,580
Huadong Medicine Co. Ltd. Class A	720	2,722
Jiangsu Hengrui Medicine Co. Ltd. Class A	2,003	19,253
Jointown Pharmaceutical Group Co. Ltd. Class A	1,000	1,800
Kangmei Pharmaceutical Co. Ltd. Class A	2,300	1,162
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,000	3,685
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	500	1,630
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	700	3,031
Tasly Pharmaceutical Group Co. Ltd. Class A	840	2,025
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,037	2,326
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	5,033
Zhejiang NHU Co. Ltd. Class A(a)	1,020	2,866
		58,320

Pipelines - 0.1%
Guanghui Energy Co. Ltd. Class A	3,510	1,820

Real Estate - 4.8%
China Fortune Land Development Co. Ltd. Class A(a)	1,100	5,218
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A(a)	3,162	9,624
China Vanke Co. Ltd. Class A	4,400	17,821
Financial Street Holdings Co. Ltd. Class A	1,600	1,827
Gemdale Corp. Class A	2,400	4,170
Jinke Properties Group Co. Ltd. Class A	2,700	2,371
Poly Developments & Holdings Group Co. Ltd. Class A	5,700	10,592
RiseSun Real Estate Development Co. Ltd. Class A	1,800	2,462
Seazen Holdings Co. Ltd. Class A	1,000	5,798
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	900	2,690
Shenzhen Overseas Chinese Town Co. Ltd. Class A	3,400	3,441
Xinhu Zhongbao Co. Ltd. Class A	3,200	1,463
		67,477

Retail - 0.9%
China Grand Automotive Services Group Co. Ltd. Class A(a)	2,700	1,754
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,000	2,643
Suning.com Co. Ltd. Class A	3,900	6,521
Youngor Group Co. Ltd. Class A	1,960	1,813
		12,731

Semiconductors - 0.2%
Sanan Optoelectronics Co. Ltd. Class A(a)	1,920	3,154

Software - 1.5%
Beijing Shiji Information Technology Co. Ltd. Class A	600	3,163
Giant Network Group Co. Ltd. Class A	600	1,588
Hundsun Technologies, Inc. Class A	390	3,871
Iflytek Co. Ltd. Class A(a)	750	3,631
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	600	1,184
Yonyou Network Technology Co. Ltd. Class A	1,183	4,631

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

	Shares	Market Value
Software - 1.5% (continued)
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	$3,383
		21,451

Telecommunications - 2.1%
China Spacesat Co. Ltd. Class A	600	1,970
China United Network Communications Ltd. Class A	13,500	12,111
Dr Peng Telecom & Media Group Co. Ltd. Class A	700	767
Fiberhome Telecommunication Technologies Co. Ltd. Class A	500	2,029
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,667
Hengtong Optic-electric Co. Ltd. Class A	1,000	2,441
ZTE Corp. Class A(a)	1,700	8,054
		29,039

Transportation - 1.0%
COSCO Shipping Development Co. Ltd. Class A(a)	4,000	1,585
COSCO Shipping Holdings Co. Ltd. Class A(a)	3,800	2,778
Daqin Railway Co. Ltd. Class A	7,100	8,365
Guangshen Railway Co. Ltd. Class A	3,000	1,411
		14,139

Total Common Stocks (Cost $1,186,740)		1,315,376

Total Investments -93.4% (Cost $1,186,740)		1,315,376
Other assets in excess of liabilities - 6.6%		93,140
Net Assets - 100.0%		$1,408,516

(a)	Non-income producing security.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (continued)

June 30, 2019

Summary of Investments by Sector^
Financials	32.9%
Consumer Staples	14.5
Industrials	10.0
Information Technology	7.2
Consumer Discretionary	7.0
Materials	5.2
Real Estate	4.8
Health Care	4.7
Utilities	3.2
Energy	2.3
Communication Services	1.6
Other assets in excess of liabilities	6.6
100.0%

^	As a percentage of net assets.

CSOP ETF TRUST

CSOP MSCI CHINA A INTERNATIONAL HEDGED ETF

SCHEDULE OF INVESTMENTS (unaudited) - (concluded)

June 30, 2019

Financial Derivative Instruments

Open Forward Currency Exchange Contracts

Currency	Buy Amount	Currency	(Sell) Amount	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RMB	130,486	USD	(18,820)	Brown Brothers Harriman & Co.	7/2/2019	$184	$–
RMB	142,977	USD	(20,647)	Brown Brothers Harriman & Co.	7/2/2019	176	–
USD	37,657	RMB	(258,220)	Brown Brothers Harriman & Co.	7/2/2019	50	–
USD	21,277	RMB	(146,938)	Brown Brothers Harriman & Co.	7/2/2019	–	(123)
USD	16,222	RMB	(112,687)	Brown Brothers Harriman & Co.	7/2/2019	–	(189)
USD	24,982	RMB	(173,271)	Brown Brothers Harriman & Co.	7/2/2019	–	(253)
USD	36,922	RMB	(255,806)	Brown Brothers Harriman & Co.	7/2/2019	–	(333)
USD	1,420,593	RMB	(9,764,646)	Brown Brothers Harriman & Co.	8/2/2019	–	(1,394)
USD	1,310,876	RMB	(9,091,186)	Brown Brothers Harriman & Co.	7/2/2019	–	(13,144)
						$410	$(15,436)
Net Unrealized (Depreciation) on Open Forward Foreign Currency Contracts							$(15,026)

Currency Abbreviations:

RMB	-	Chinese Renminbi
USD	-	United States Dollar

CSOP ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

June 30, 2019

1.	Organization

CSOP ETF Trust (the ‘‘Trust’’) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of two investment portfolios: the CSOP FTSE China A50 ETF and the CSOP MSCI China A International Hedged ETF (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). Each Fund is classified as ‘‘diversified,’’ and therefore must meet certain diversification requirements under the 1940 Act. All payments received by the Trust for shares of a Fund belong to that Fund. The Trust may create additional portfolios and/or classes from time to time.

The investment objective of the Funds is to provide investment results that, before fees and expenses, track the performance of following indices, respectively: the CSOP FTSE China A50 ETF tracks the performance of the FTSE China A50 Net Total Return Index and the CSOP MSCI China A International Hedged ETF tracks the performance of the MSCI China A International with CNH 100% Hedged to USD Index (each an ‘‘Index’’ and collectively, the ‘‘Indices’’).

CSOP Asset Management Limited serves as the investment adviser to the Funds (the “Adviser” or “CSOP”).

2.	Summary of Significant Accounting Policies

a.       Basis of Presentation

The accompanying schedules of investments were prepared in conformity with GAAP, as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Trust is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b.       Investment Valuation

The Funds’ investments are valued pursuant to Pricing and Valuation Procedures (‘‘Procedures’’) duly approved by the Board. Pursuant to the Procedures, the Funds’ investments are generally valued using market valuations. A market valuation is a valuation that is: (i) obtained from an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a Board-approved independent pricing service, or a major market maker (or dealer); or (iii) based on amortized cost. The Funds will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of the last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities are generally valued based on prices provided by Board-approved independent pricing services, which may use valuation models or matrix pricing to determine current value. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Unless determined by the Adviser not to be representative of fair value, the Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. Foreign currency forward contracts are valued at the current day’s interpolated exchange rate, as calculated using the current day’s spot rate and the thirty, sixty, ninety, and one hundred eighty day forward rates provided by an independent source. Redeemable securities issued by open-end investment companies and ETFs that are affiliated persons of the Adviser are valued at the investment company’s or ETF’s applicable NAV. Redeemable securities issued by unaffiliated investment companies and ETFs are valued as equity securities. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the prevailing exchange rates at 3:00 PM Hong Kong time on the date of valuation as provided by a Board-approved independent pricing service. With respect to securities that are primarily listed on foreign exchanges, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or sell your shares.

In the event that current market valuations are not readily available, or such valuations are deemed by the Adviser to be unreliable, the Trust’s procedures require the Trust’s Fair Value Committee to determine a security’s fair value. In determining such value, the Fair Value Committee will make each fair value determination based on all relevant factors, which may include among other things: (i) price comparisons among multiple sources; (ii) a review of corporate actions and news events; (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices); and (iv) if applicable, certain other factors specifically relevant to the China A-Share market. Fair value pricing involves subjective judgments and it is possible that the Fair Value Committee’s fair value determination for a security could be materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ respective Indices. This may result in a difference between the Funds’ performance and the performance of the Funds’ Indices, also known as ‘‘tracking error.’’

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value within GAAP and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the ‘‘1933 Act’’)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). The valuation of fixed income securities held by the Funds, if any, are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be ‘‘significant events’’ are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfer into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the valuations as of June 30, 2019, for the Funds based upon the three levels defined above:

CSOP FTSE China A50 ETF

At June, 2019	Total	Level 1	Level 2	Level 3
Common Stocks	$11,314,182	$11,314,182	$–	$–
Total Investments, at value	$11,314,182	$11,314,182	$–	$–

CSOP MSCI China A International Hedged ETF

At June 30, 2019	Total	Level 1	Level 2	Level 3
Common Stocks	$1,315,376	$1,315,376	$–	$–
Total Investments, at value	$1,315,376	$1,315,376	$–	$–

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$410	$–	$410	$–

Liabilities
Forward Foreign Currency Contracts	$(15,436)	$–	$(15,436)	$–
Total Other Financial Instruments	$(15,026)	$–	$(15,026)	$–

Please refer to the Schedules of Investments to view equity securities segregated by industry type.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the period October 1, 2018, through June 30, 2019. Transfers into or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

CSOP FTSE China A50 ETF	Common Stocks

Beginning balance on October 1, 2018	$265,192
Total realized gain (loss)	(14,640)
Change in unrealized appreciation (depreciation)	113,722
Purchases	93,510
(Sales)	(130,824)
Transfer In	-
Transfer Out	(326,960)
Balance as of June 30, 2019	$-
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2019	$-

CSOP MSCI China A International Hedged ETF	Common Stocks

Beginning balance on October 1, 2018	$31,580
Total realized gain (loss)	(6,761)
Change in unrealized appreciation (depreciation)	7,918
Purchases	-
(Sales)	(7,596)
Transfer In	-
Transfer Out	(25,141)
Balance as of June 30, 2019	$-
Change in unrealized appreciation (depreciation) from investments held as of June 30, 2019	$-

c.       Foreign Currency Translations

The Funds’ accounting records are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm Hong Kong time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments but excluding investments in securities, resulting from changes in currency exchange rates.

d.       Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.

The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Funds’ Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

e.       Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short term investments in each Fund’s respective Schedule of Investments.

3.	Principal Risks

As with all investments, the value of an investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short-term or long-term periods. An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds, including but not limited to those described below, are discussed in detail in the Funds’ prospectuses. Each of these factors could cause the value of an investment in a Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Funds to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may, from time to time be subject to significantly higher volatility than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest rate fluctuations and currency fluctuations, as well as inflation. It may also be difficult or impossible for the Funds to obtain or enforce a judgment in a Chinese court.

Risk of Investments in A-Shares

The Indices are comprised of A-Shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Indices, the Funds intend to invest directly in A-Shares through the Adviser’s Renminbi Qualified Foreign Institutional Investor (‘‘RQFII’’) quota, and will also invest in eligible A-Shares through the Shanghai-Hong Kong Stock Connect program. Therefore, the size of the Funds’ direct investment in A-Shares is limited by both the size of the Adviser’s RQFII quota and any trading limits or other restrictions applicable to A-Shares traded through the Shanghai-Hong Kong Stock Connect program. This places practical limitations on the size of the Funds and may have a negative impact on the trading of the Funds’ shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota was, or RQFII quotas generally were, reduced or eliminated, the Funds could be required to dispose of a portion of their A-Share holdings. This would likely have a material adverse impact on the Funds’ performance and their ability to meet their investment objectives. If the Funds are unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota, or trading or other restrictions on the Shanghai-Hong Kong Stock Connect program, the Funds could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Funds’ ability to issue new shares could cause the Funds’ shares to trade at a premium or discount to the NAV of the Funds and the Funds could experience substantial redemptions.

The Chinese government may intervene in the A-Share market and halt or suspend trading of A-Share securities for short or even extended periods of time. These trading halts and suspensions have, among other things, contributed to uncertainty in the markets and reduced the liquidity of the securities subject to such trading halts and suspensions, including a number of securities held by the Fund. If the trading in a significant number of the Funds’ A-Share holdings is halted or suspended, the Funds’ portfolios could become illiquid. In such event, the Funds may have difficulty selling their portfolio positions until the trading halt or suspension is lifted, or may not be able to sell such securities at all. As a result, the Funds may need to sell other more liquid portfolio holdings at a loss or at times when they otherwise would not do so to generate sufficient cash to satisfy redemption requests. This could have a negative impact on the Funds’ performance and increase the Funds’ tracking error. If a significant number of securities held by the Funds are suspended or unavailable for sale, the Funds are permitted to delay settlement of redemption requests up to seven days. Trading halts or suspensions may make it difficult for the Funds to obtain prices for such securities and may require the Funds to ‘‘fair value’’ a portion of their portfolio holdings. In such case, the determined fair value for an investment may be different than the value realized upon the disposition of such investment. Furthermore, trading halts or suspensions of the Funds’ portfolio securities may also have a negative impact on the trading price of Fund shares and increase the volatility of such trading prices.

Risk of Investment and Repatriation Restrictions

Investments by the Funds in the People’s Republic of China (‘‘China’’ or the ‘‘PRC’’) securities are subject to governmental pre-approval limitations on the quantity that the Funds may purchase, as well as limits on the classes of securities in which the Funds may invest. Repatriations by holders of RQFII quotas are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that PRC rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the PRC rules and regulations may be applied retroactively. Any restrictions on repatriation of the Funds’ portfolio investments may have an adverse effect on the Funds’ performance and the Funds’ ability to meet redemption requests.

A-Shares Tax Risk

The Funds’ investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, including the value added tax reform, and may continue to amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law, particularly taxation on a retrospective basis, could reduce the after-tax profits of the Funds directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Funds invest. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Funds. The Funds’ investments in securities issued by PRC companies, including A-Shares, may cause the Funds to become subject to withholding income tax and other taxes imposed by the PRC. The PRC taxation rules are evolving, may change, and new rules may be applied retroactively. Any such changes could have adverse impact on the Funds’ performance.

Risk of Investing Through Shanghai-Hong Kong Stock Connect

The Funds may invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program. Trading through the Shanghai-Hong Kong Stock Connect program is subject to a number of restrictions that may impact the Funds’ investments and returns. Among other restrictions, investors in securities obtained via the Shanghai-Hong Kong Stock Connect program are generally subject to Chinese securities regulations and Shanghai Stock Exchange rules. Securities obtained via the Shanghai-Hong Kong Stock Connect program generally may only be sold, purchased or otherwise transferred through the Shanghai-Hong Kong Stock Connect program in accordance with applicable rules. Although the Funds are not subject to individual investment quotas, daily investment quotas designed to limit the maximum daily net purchases on any particular day apply to all participants in the Shanghai-Hong Kong Stock Connect program. These daily investment quotas may restrict or preclude the ability of the Funds to invest in securities obtained via the program. Additionally, investments made through the Shanghai-Hong Kong Stock Connect program are subject to trading, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Funds.

Risk of Investing in Issuers listed on the ChiNext Board

The issuers listed on the ChiNext Board generally are companies in the early stages of development pursuing ventures in the scientific development, innovation and media industries. As a result, these issuers generally have limited operating histories, less mature business models, and limited risk management capacity. These traits cause ChiNext-listed issuers to be vulnerable to market risks and market volatility, both of which may adversely affect the performance of an issuer and thus, the Funds’ investment in such issuer.

Authorized Participant Concentration Risk

Only an Authorized Participant (as defined in the “Purchase and Sale of Fund Shares” section of the Prospectus) may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as Authorized Participant, none of which are obligated to engage in creation and/or redemption transactions. To the extent that one or more of these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, there may be a significantly diminished trading market for Fund shares, Fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or delisting.

Concentration Risk

To the extent that the Funds’ investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Funds may be more adversely affected by the underperformance of those securities, subject to increased price volatility, and more susceptible to adverse economic, market, political and regulatory occurrences than if the Funds’ assets were more diversified.

Costs of Buying or Selling Fund Shares

Investors buying or selling shares in the secondary market will normally pay brokerage commissions or other fees which have the effect of reducing their Funds’ returns. These fees are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares.

Custody Risk

Less developed markets such as China are more likely to experience problems with the clearance and settlement of trades and the holding of securities by local banks, agents and depositories. Local agents are held only to the standards of care of their local markets, and in general, the less developed a country’s securities markets are, the greater the likelihood of custody and settlement problems.

Applicable PRC regulations require that the A-Shares purchased for the Funds by the Adviser may be credited to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may similarly credit all non-A-Share securities to a security’s trading account maintained in the joint names of the Funds and the Adviser. The Adviser may not use the account for any purpose other than maintaining the Funds’ assets. However, given that the securities trading account will be maintained in the joint names of the Adviser and the Funds, the Funds’ assets may not be as well-protected as they would be if it were possible for them to be registered and held solely in the name of the Funds. In particular, there is a risk that creditors of the Adviser may assert that the securities are owned by the Adviser and not the Funds, and that a court would uphold such an assertion. If this were to occur, creditors of the Adviser could seize assets of the Funds, resulting in potentially substantial losses to the Funds and Funds’ investors.

Derivatives Risk

The Funds may invest in derivatives. Examples of derivatives include forward currency contracts, futures contracts and options contracts. Derivatives are subject to a number of risks, including market, correlation, leverage and interest rate risks. Derivatives may experience dramatic price changes and imperfect correlations between the price of the derivative contract and the underlying assets, rates, indices or other indicators, which may increase the Funds’ volatility and have a negative impact on the Funds’ returns.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Funds’ investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume and liquidity constraints, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Equity Securities Risk

An investment in the Funds involves risks similar to those of investing in any fund holding equity securities, and its value may be affected by market fluctuations, changes in interest rates, perceived trends in stock prices, general economic conditions, and factors related to specific issuers in which the Fund invests. Equity securities may be vulnerable to volatile changes in value, that cause their values to go up or down significantly and without warning.

Financial Sector Risk

The Indices, and thus the Funds, may be concentrated (i.e., invest more than 25% of their assets) in the financial sector. Companies in the financial sector are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. Greater involvement in the financial sector by the Chinese government poses additional risks for investors, including the risk of appropriation or seizure of assets by the Chinese government, and the risk of abrupt changes in government policy or regulation.

Index Tracking Error Risk

As with other index funds, the performance of the Funds may vary from the performance of the Indices as a result of each Fund’s respective fees and expenses, the use of representative sampling, brokerage and transaction costs, the effect of Chinese taxes, and other factors. In addition, the Funds may not be able to invest in certain securities included in the Indices or invest in them in the exact proportions they represent of the Indices, due to market disruptions, legal restrictions or limitations imposed by the Chinese government, certain NYSE Arca listing standards, or a lack of liquidity on stock exchanges in which such securities trade. The Funds may not be fully invested at times either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions or pay expenses. In addition, foreign exchange fluctuations and any issues the Funds encounter with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking error risk.

International Closed Market Trading Risk

Because the Funds’ underlying securities trade on an exchange that is closed when the securities exchange on which the Funds’ shares list and trade is open, there are likely to be deviations between the current pricing of an underlying security and stale security pricing (i.e., the last quote from its closed foreign market), resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Large-Capitalization Securities Risk

The Funds’ investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Funds will be subject to the risk that large-capitalization issuers, and thus the Funds’ portfolios, may underperform other segments of the Chinese equity market or the equity market as a whole.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Funds’ NAVs and market prices, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Funds could vary from their stated objective, and you could lose money.

Mid-Capitalization Securities Risk

The CSOP MSCI China A International Hedged ETF’s investments are expected to include securities of mid-capitalization issuers. Compared to large-capitalization issuers, mid-capitalization issuers may be less stable and more susceptible to adverse developments, as they are more likely to have narrower product lines, fewer financial resources, less management depth and experience, and less competitive strength. In addition, securities of mid-capitalization issuers may be more volatile and less liquid, and the returns on investments could trail the returns on investments in securities of large-capitalization companies.

Non-U.S. Currency Risk

The Funds’ assets will be invested primarily in the securities of issuers in China, and the gains, losses and income received by the Funds will be denominated primarily in Chinese Renminbi (‘‘RMB’’) whereas the Funds’ reference currency is the U.S. dollar. As a result, the Funds’ performance may be adversely affected by changes in currency exchange rates, which can be very volatile and change quickly and unpredictably. Such fluctuations may be due to changes in interest rates, investors’ expectations concerning inflation and interest rates, the imposition of currency controls or other national or global political or economic developments. Moreover, Funds may incur costs in connection with conversions between U.S. dollars and foreign currencies. In addition, the remittance of foreign currency and the exchange of RMB within China are subject to significant governmental restrictions. Because all transactions in A-Shares must be settled in RMB, limitations of the supply of RMB may adversely affect the Funds’ operations. There is no assurance that the Funds will continue to have access to sufficient amounts of RMB to remain fully invested.

Non-U.S. Securities Risk

Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation, decreased market liquidity and political instability. In addition, because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities in such markets.

Passive Investment Risk

The Funds are not actively managed, and, therefore, will not sell securities due to current or projected underperformance of the security, industry or sector.

Risk of Cash Transactions

Unlike some other ETFs, the Funds expect to effect creations and redemptions principally in cash, rather than through the in-kind contribution or redemption of securities. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that transacts in-kind.

Secondary Market Trading Risk

Trading in the Funds’ shares may be halted by the Exchange, or any other exchange on which the Funds’ shares are traded because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. The value of the securities in the Funds’ portfolio may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Shares of the Fund May Trade at Prices Other than NAV

Although market prices for the Funds’ shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher or lower than the NAVs of such shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility.

Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Funds, the Adviser, and/or its service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

4.	Subsequent Events

In preparing the Schedules of Investments, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Fund management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

CSOP ETF TRUST

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Ding Chen
Ding Chen
President – Principal Executive Officer

Date: August 29, 2019

By (Signature and Title)*

/s/ Monique Labbe
Monique Labbe
Treasurer – Principal Financial Officer

Date: August 29, 2019

* Print name and title of each signing officer under his or her signature.